Annual Fund Operating Expenses	May 01, 2026
Kurv Nvidia (NVDA) Enhanced Income ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.99%
Kurv Meta (META) Enhanced Income ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.99%

[1]	Other Expenses are estimated for the NVIDIA Fund’s initial fiscal year. Acquired Fund Fees and Expenses are estimated to be under 0.005% of Fund assets.
[2]	Other Expenses are estimated for the META Fund’s initial fiscal year. Acquired Fund Fees and Expenses are estimated to be under 0.005% of Fund assets.